Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements
Schedule of financial liabilities measured and recorded at fair value on a recurring basis

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities
2020 Notes Embedded Derivative	$—	$—	$2,817	$2,817
2019 Note	—	—	3,612	3,612

	2020
	Level 1	Level 2	Level 3	Total
Liabilities
2020 Convertible Promissory Notes Embedded Derivative	$—	$—	$2,817,000	$2,817,000
2019 Convertible Promissory Notes	—	—	$3,612,035	$3,612,035

	2019
	Level 1	Level 2	Level 3	Total
Liabilities
2020 Convertible Promissory Notes Embedded Derivative	$—	$—	$—	$—
2019 Convertible Promissory Notes	—	—	$3,000,000	$3,000,000

Schedule of fair value of financial instruments that are not recorded at fair value

	December 31, 2020
	Principal Amount	Fair Value
APIC:
2020 Convertible Promissory Notes	$5,125,000	$7,424,039